BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
4.	balance sheet details

Prepaid expenses and other current assets:	As of December 31,
	2014	2013
Prepaid expenses	$55	$92
Short-term deposits	97	—
Other	46	14
Total	$198	$106

Property and equipment:	As of December 31,
	2014	2013
Furniture	$30	$—
Computer equipment, software, and other equipment	146	—
Leasehold improvements	4	—
Total property and equipment	180	—
Accumulated depreciation	(35)	—
Total, net	$145	$—

Accrued expenses:	As of December 31,
	2014	2013
Accrued compensation and related benefits	$58	$266
Dividends on Series D and E convertible preferred stock	91	26
Total	$149	$292

Related party liabilities:	As of December 31,
	2014	2013
Promissory note, 2% interest	$222	$222
Accrued interest	30	26
Total	$252	$248

The demand promissory note is due 365 days upon demand of the holder. At the option of the Company, the note and the accrued interest owed can be converted into common stock of the Company based on the closing price of the Company’s common stock on the day of the conversion. The conversion price if converted on December 31, 2014 would be $0.0822 related to the note and accrued interest on the note and would convert to approximately 3,071,000 shares.